UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.          August 13, 2010
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        60
                                           -----------

Form 13F Information Table Entry Value:     $1,765,785
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 6-30-2010

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Achillion                       COM           00448Q201    2,090      950,000   SH          SOLE                   950,000
Acorda Therapeutics             COM           00484M106   31,110    1,000,000   SH          SOLE                 1,000,000
Adolor Corp.                    COM           00724X102    7,770    7,128,659   SH          SOLE                 7,128,659
Allos Therapeutics Inc.         COM           019777101   10,634    1,734,794   SH          SOLE                 1,734,794
Alsius Corp.                    COM           021211107        3       62,872   SH          SOLE                    62,872
Amicus Therapeutics             COM           03152W109    1,794      800,697   SH          SOLE                   800,697
Amylin Pharmaceuticals          COM           032346108    1,865       99,180   SH          SOLE                    99,180
Anadys Pharmaceuticals Inc.     COM           03252Q408      463      241,302   SH          SOLE                   241,302
AP Pharma                       COM           00202J203    4,186    6,861,818   SH          SOLE                 6,861,818
Aradigm Corp.                   COM           038505301       11      100,000   SH          SOLE                   100,000
Ardea Biosciences Inc.          COM           03969P107  116,094    5,646,589   SH          SOLE                 5,646,589
Autoimmune Inc.                 COM           052776101        6       13,050   SH          SOLE                    13,050
Auxilium                        COM           05334D107  137,421    5,847,707   SH          SOLE                 5,847,707
Avanir Pharmaceuticals          COM           05348P401    1,285      500,000   SH          SOLE                   500,000
Biocryst Pharmaceuticals Inc.   COM           09058V103   32,881    5,563,615   SH          SOLE                 5,563,615
Biomarin                        COM           09061G101    6,835      360,515   SH          SOLE                   360,515
Bristol Myers                   COM           110122108    4,988      200,000   SH          SOLE                   200,000
Cadence Pharmaceuticals         COM           12738T100    4,184      596,818   SH          SOLE                   596,818
Chelsea Therapeutics            COM           163428105      544      185,709   SH          SOLE                   185,709
Cornerstone BioPharma           COM           22674T105      662      112,337   SH          SOLE                   112,337
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                   PFD CONV EX   23254L207       83       22,355   SH          SOLE                    22,355
Cumberland Pharmaceuticals      COM           230770109      619       96,381   SH          SOLE                    96,381
Dendreon Corp.                  COM           24823Q107   17,018      526,390   SH          SOLE                   526,390
Depomed                         COM           249908104      513      183,145   SH          SOLE                   183,145
Genomic Health Inc.             COM           37244C101   78,349    6,059,431   SH          SOLE                 6,059,431
Halozyme Therapeutics Inc.      COM           40637H109   23,905    3,395,667   SH          SOLE                 3,395,667
Human Genome                    COM           444903108    6,864      302,910   SH          SOLE                   302,910
Idera Pharmaceuticals Inc.      COM           45168K108    1,038      288,401   SH          SOLE                   288,401
Incyte Corp.                    COM           45337C102  145,830   13,173,417   SH          SOLE                13,173,417
Infinity Pharmaceuticals Inc.   COM           45665G303    2,373      401,602   SH          SOLE                   401,602
Inhibitex Inc.                  COM           45719T103    3,575    1,402,153   SH          SOLE                 1,402,153
Inspire                         COM           457733103    9,980    2,000,000   SH          SOLE                 2,000,000
Intermune Inc.                  COM           45884X103    7,236      773,886   SH          SOLE                   773,886
Inverness Medical               COM           46126P106   49,253    1,847,463   SH          SOLE                 1,847,463
Lexicon Pharmaceuticals         COM           528872104      960      750,000   SH          SOLE                   750,000
Ligand Pharmaceuticals Inc.     CLASS B       53220K207      732      501,697   SH          SOLE                   501,697
Micromet                        COM           59509C105   25,739    4,124,911   SH          SOLE                 4,124,911
Neurogesx                       COM           641252101    1,185      178,681   SH          SOLE                   178,681
Pharmacyclics Inc.              COM           716933106    4,266      640,578   SH          SOLE                   640,578
Pharmasset Inc.                 COM           71715N106   13,129      480,220   SH          SOLE                   480,220
Pharmathene                     COM           71714G102      518      323,807   SH          SOLE                   323,807
Salix Pharmaceuticals, Inc.     COM           795435106   23,807      609,969   SH          SOLE                   609,969
Seattle Genetics Inc.           COM           812578102  209,622   17,483,142   SH          SOLE                17,483,142
Sucampo                         CLASS A       864909106      227       64,387   SH          SOLE                    64,387
Targacept                       COM           87611R306    2,762      142,873   SH          SOLE                   142,873
Threshold Pharma                COM           885807107    3,721    3,075,390   SH          SOLE                 3,075,390
Trimeris Inc.                   COM           896263100    7,476    3,461,175   SH          SOLE                 3,461,175
Via Pharmaceuticals             COM           92554T103       10      102,881   SH          SOLE                   102,881
Viropharma Inc.                 COM           928241108  117,280   10,462,071   SH          SOLE                10,462,071
YM Biosciences                  COM           984238105    1,926    1,660,000   SH          SOLE                 1,660,000
Ziopharm Oncology Inc.          COM           98973P101    3,323    1,045,000   SH          SOLE                 1,045,000
Zymogenetics                    COM           98985T109    4,668    1,106,250   SH          SOLE                 1,106,250

Amylin Pharmaceuticals Notes
  2.5% 4/15/11                  CONV BONDS    032346AD0    6,147    6,250,000   PRN         SOLE                 6,250,000
Biomarin Pharmaceuticals Notes
  1.875% 4/23/2017              CONV BONDS    09061GAD3    4,144    3,910,000   PRN         SOLE                 3,910,000
Human Genome 2.25% 10/15/11     CONV BONDS    444903AK4   10,238    6,500,000   PRN         SOLE                 6,500,000
Incyte Genomics  Notes 4.75%
  10/1/2015                     CONV BONDS    45337CAH5  237,600  160,000,000   PRN         SOLE               160,000,000
Intermune Inc Notes .25%
  3/01/2011                     CONV BONDS    45884XAC7   28,104   29,313,000   PRN         SOLE                29,313,00
Intermune Inc Notes 5%
  3/1/15                        CONV BONDS    45884XAD5   21,724   25,900,000   PRN         SOLE                25,900,000
Salix 144A 5.5% 8/15/28         CONV BONDS    795435AB2  190,015   44,500,000   PRN         SOLE                44,500,000
Salix 2.75% 5/15/15             CONV BONDS    795435AC0  135,000  125,000,000   PRN         SOLE               125,000,000
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